RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

The table below sets forth related parties having transactions for the years ended December 31, 2012, 2013 and 2014, or balances as of December 31, 2013 and 2014 with the Group.

Company name	Relationship with the Group
Hesine Technologies International Worldwide Inc. (“Hissage”)	An equity investee of the Group
Beijing Century Hetu Software Technology Co., Ltd. (“Hetu”)	An equity investee of the Group
RPL Holdings Limited (“RPL”)	The Company's parent company
Beijing Wangnuo Xingyun Technology Co., Ltd. (“Wangnuo Xingyun”)	A company over which one of the Company's senior management has significant influence
Symbol Media (HK) Limited (“Symbol”)	An equity investee of the Group
Zhijian Fengyun (Beijing) Technology Co., Ltd. (“Zhijian”)	An equity investee of the Group
Beijing Showself Technology Co., Ltd. (“Showself”)	An equity investee of the Group before May 15, 2014, and subsequently a subsidiary of the Group
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	An equity investee of the Group before January 25, 2014, and subsequently a subsidiary of the Group
Inmotion Technologies Co., Ltd (“Inmotion”)	A company over which one of the Company's senior management has significant influence
GEMA International Limited (“GEMA”)	An equity investee of the Group

Details of major related party balances as of December 31, 2013 and 2014 and main transactions for the years ended December 31, 2012, 2013 and 2014 are as follows:

(1)	Amount due from related parties

	December 31,
Nature and Company	2013	2014
	US$	US$
Housing Loan guaranteed by RPL*	572	533
Interest-free loans to Hissage	3,940	4,703
Prepayments to Hetu**	1,456	1,292
Bridge loan to Huayong	2,328	—
Interest-free loans to Symbol	—	605

(2)	Amount due to related parties

	December 31,
Nature and Company	2013	2014
	US$	US$

Accrued expenses to Hissage	—	96

Consideration payable of acquiring Zhijian	—	817

Deposit by Wangnuo Xingyun***	—	6,537

Accounts payable to Showself****	54	—

(3)	Main transactions with related parties

	For the years ended December 31,
Nature and Company	2012	2013	2014
	US$	US$	US$
Commission revenue and enterprise product revenue recognized from Wangnuo Xingyun***	—	56	5,362
Operating Lease to Hissage	—	—	63
Advertising revenue recognized from Showself****	—	23	30
Cost related to game operation to Hetu**	—	184	—
Advertising expense recognized from Inmotion*****	—	—	163

*	Prior to 2014, the Group made interest-free housing loans to 19 employees with original amount of approximately US$1,010. In 2014, the Group made interest-free housing loans of RMB300 (US$49). The total housing loans are guaranteed by RPL. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2014, housing loans recorded as other current assets and other non-current assets were US$181 and US$352, respectively.
**	In 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly.
***	In 2013 and 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013 and 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products.
****	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
*****	In 2014, the Group entered into an agreement with Inmotion to purchase their sensor controlled vehicles for market promotion.